Financial Instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 4,656,812	¥ 3,920,632
Fair value	4,269,732	3,578,117
Long-term loans | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	225,000	250,012
Fair value	¥ 217,426	¥ 245,220